Regulatory Matters	12 Months Ended
Dec. 31, 2013
Banking And Thrift [Abstract]
Regulatory Matters
(16)	Regulatory Matters:

Prior to June 5, 2013, the Corporation was a federally chartered thrift regulated by the Federal Reserve Bank and the bank subsidiary was regulated by the Office of the Comptroller of the Currency. On June 5, 2013, the Bank converted its charter to a Kentucky non-member state chartered commercial bank. The Corporation is now a commercial bank holding company and, as such, is subject to regulation, examination and supervision by the Federal Reserve Bank. The Corporation’s wholly owned bank subsidiary is a state chartered commercial bank supervised by the Kentucky Department of Financial Institutions (“KDFI”) and the Federal Deposit Insurance Corporation. Failure to meet minimum capital requirements can initiate certain mandatory and possibly additional discretionary actions by regulators that, if undertaken, could have a direct material effect on the Corporation’s and the Bank’s financial statements.

Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Bank must meet specific capital guidelines that involve quantitative measures of the Bank’s assets, liabilities and certain off-balance sheet items as calculated under regulatory accounting practices. The Bank’s capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings and other factors.

Quantitative measures established by regulation to ensure capital adequacy require the Bank to maintain minimum amounts and ratios (set forth in the table below) of tangible and core capital (as defined in the regulations) to adjusted total assets (as defined), and of total capital (as defined) and Tier 1 to risk weighted assets (as defined). Management believes, as of December 31, 2013, and 2012, that the Bank meets all capital adequacy requirements to which it is subject.

On April 30, 2010, the Corporation and the Bank, and the Office of Thrift Supervision (OTS), since merged into the OCC, signed a Memorandum of Understanding and Agreement. Included in the agreement was a requirement that the Bank maintain a Core Capital to adjusted total assets ratio of no less than 8.00% and a Total Risk Based Capital to Risk Weighted Assets ratio of no less than 12.00%. If the Bank did not meet these guidelines, the Bank would have to make a capital distribution request to the OTS (now OCC) prior to the payment of preferred stock dividends or interest payments to HopFed Capital Trust 1. In October 2012, the OCC terminated the Bank’s MOU. In November 2012, the Federal Reserve terminated the Corporation’s MOU.

The Company’s consolidated capital ratios and the Bank’s actual capital amounts and ratios as of December 31, 2013, and December 31, 2012, are presented below:

	Consolidated Actual		Bank Actual		Required for Capital Adequacy Purposes		Required to be Categorized as Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio	Amount	Ratio
As of December 31, 2013
Tier 1 Leverage capital to adjusted total assets
Core capital to adjustedtotal assets	$107,016	11.2%	$101,720	10.8%	$37,819	4.00%	$47,274	5.00%
Total capital to riskweighted assets	$114,706	18.6%	$109,410	17.8%	$49,138	8.00%	$61,423	10.00%
Tier 1 capital to riskweighted assets	$107,016	17.4%	$101,720	16.6%	N/A	N/A	$36,854	6.00%
As of December 31, 2012
Tier 1 Leverage capital to adjusted total assets
Core capital to adjustedtotal assets	$104,984	10.9%	$102,375	10.6%	$38,569	4.00%	$48,202	5.00%
Total capital to riskweighted assets	$112,204	19.4%	$109,602	19.1%	$45,981	8.00%	$57,458	10.00%
Tier 1 capital to riskweighted assets	$104,984	18.2%	$102,375	17.8%	N/A	N/A	$37,548	6.00%